INVESTMENTS IN EQUITY AND COST INVESTEES (Details Textual)	12 Months Ended						1 Months Ended		12 Months Ended						1 Months Ended		12 Months Ended								12 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Feb. 29, 2012 USD ($)	Feb. 29, 2012 CNY	Nov. 30, 2011 China Techenergy Co., Ltd [Member] USD ($)	Nov. 30, 2011 China Techenergy Co., Ltd [Member] CNY	Jun. 30, 2014 China Techenergy Co., Ltd [Member] USD ($)	Jun. 30, 2012 China Techenergy Co., Ltd [Member] USD ($)	Dec. 31, 2013 China Techenergy Co., Ltd [Member] USD ($)	Dec. 31, 2013 China Techenergy Co., Ltd [Member] CNY	Dec. 31, 2013 China Techenergy Co., Ltd [Member] Equity Method Investments [Member] USD ($)	Dec. 31, 2013 China Techenergy Co., Ltd [Member] Equity Method Investments [Member] CNY	Aug. 31, 2011 Hollysys Equipment Technology Co Ltd [Member] USD ($)	Aug. 31, 2011 Hollysys Equipment Technology Co Ltd [Member] CNY	Jun. 30, 2012 Hollysys Equipment Technology Co Ltd [Member] USD ($)	Jun. 30, 2014 Beijing Hollysys Machine Automation Co Ltd [Member] USD ($)	Jun. 30, 2013 Beijing Hollysys Machine Automation Co Ltd [Member] USD ($)	Feb. 29, 2012 Beijing Hollysys Machine Automation Co Ltd [Member] USD ($)	Feb. 29, 2012 Beijing Hollysys Machine Automation Co Ltd [Member] CNY	Jun. 30, 2014 Southcon Development Sdn Bhd [Member] USD ($)	Jun. 30, 2013 Southcon Development Sdn Bhd [Member] USD ($)	Apr. 30, 2013 Southcon Development Sdn Bhd [Member]	Jun. 30, 2014 Heilongjiang Ruixing Technology Co. [Member] USD ($)	Jun. 30, 2013 Heilongjiang Ruixing Technology Co. [Member] USD ($)	Feb. 29, 2012 Hollysys Machine [Member]	Jun. 30, 2014 Shenhua Hollysys Information Technology Co Ltd [Member]	Jun. 30, 2013 Shenhua Hollysys Information Technology Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Disposal Percentage							10.00%	10.00%							20.00%	20.00%
Equity Method Investment, Ownership Percentage							50.00%	50.00%		40.00%								30.00%	30.00%			30.00%	30.00%	30.00%			30.00%
Sale Of Equity Method Investment For Cash Consideration							$ 4,395,326	27,800,000
Cost-method Investments, Realized Losses																	3,039
Capital					476,493	3,000,000														1,588,310	10,000,000
Proceeds from Equity Method Investment, Dividends or Distributions	2,407,757		0	0					2,407,757
Impairment Loss On Investment In Cost Method Investee	325,373		0	0
Impairment Loss On Investment In Equity Investees	0		0	0
Equity method investment remaining percentage	80.00%	80.00%
Other than Temporary Impairment Losses, Investments	325,373	2,000,000
Equity Method Investment Additional Cash Injection By Entity													3,900,663	24,000,000
Equity Method Investment Less Impairment ,At Cost	13,226,934		9,291,241								9,751,658	60,000,000						487,583	485,539			280,227	283,117
Cost Method Investment Ownership Percentage																												20.00%	20.00%
Sale Of Cost Method Investment For Cash Consideration															44,381	280,700
Equity Method Investment, Realized Gain (Loss) on Disposal										2,047,016
Cost Method Investment Dividends																									$ 195,816	$ 833,567